Shareholder Report, Average Annual Return (Details)	12 Months Ended	48 Months Ended	60 Months Ended	71 Months Ended	72 Months Ended	91 Months Ended	105 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000157835
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eventide Balanced Fund
Average Annual Return, Percent	7.72%		4.57%					7.16%
C000157836
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eventide Balanced Fund
C000157837
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eventide Balanced Fund
C000157838
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eventide Balanced Fund
C000220844
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eventide Core Bond Fund
Average Annual Return, Percent	(1.75%)		(1.47%)	(1.63%)
C000220845
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eventide Core Bond Fund
C000220846
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eventide Core Bond Fund
C000220843
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eventide Core Bond Fund
C000193764
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eventide Dividend Growth Fund
Average Annual Return, Percent	15.88%		8.32%				11.05%
C000193765
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eventide Dividend Growth Fund
C000193766
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eventide Dividend Growth Fund
C000193767
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eventide Dividend Growth Fund
C000219892
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eventide Exponential Technologies Fund
Average Annual Return, Percent	30.88%		(1.32%)		10.16%
C000219893
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eventide Exponential Technologies Fund
C000219894
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eventide Exponential Technologies Fund
C000219891
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eventide Exponential Technologies Fund
C000080457
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eventide Gilead Fund
Average Annual Return, Percent	31.58%		2.95%					14.24%
C000080458
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eventide Gilead Fund
C000080459
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eventide Gilead Fund
C000065340
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eventide Gilead Fund
C000121707
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eventide Healthcare & Life Sciences Fund
Average Annual Return, Percent	61.45%		5.25%					13.84%
C000121708
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eventide Healthcare & Life Sciences Fund
C000121710
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eventide Healthcare & Life Sciences Fund
C000121709
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eventide Healthcare & Life Sciences Fund
C000236480
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eventide Large Cap Focus Fund
Average Annual Return, Percent	10.96%	14.82%
C000236481
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eventide Large Cap Focus Fund
C000236482
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eventide Large Cap Focus Fund
C000236479
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eventide Large Cap Focus Fund
C000202730
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eventide Limited-Term Bond Fund
Average Annual Return, Percent	(2.75%)		0.52%					1.18%
C000202731
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eventide Limited-Term Bond Fund
C000202732
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eventide Limited-Term Bond Fund
C000202733
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eventide Limited-Term Bond Fund
Without Sales Load [Member] | C000157835
Average Annual Return [Line Items]
Average Annual Return, Percent	14.32%		5.81%					7.80%
Without Sales Load [Member] | C000157836
Average Annual Return [Line Items]
Average Annual Return, Percent	13.44%		4.99%					6.97%
Without Sales Load [Member] | C000157837
Average Annual Return [Line Items]
Average Annual Return, Percent	14.64%		6.04%					8.04%
Without Sales Load [Member] | C000157838
Average Annual Return [Line Items]
Average Annual Return, Percent	14.40%		5.85%					7.84%
Without Sales Load [Member] | C000220844
Average Annual Return [Line Items]
Average Annual Return, Percent	4.19%		(0.30%)	(0.65%)
Without Sales Load [Member] | C000220845
Average Annual Return [Line Items]
Average Annual Return, Percent	3.32%		(1.03%)	(1.38%)
Without Sales Load [Member] | C000220846
Average Annual Return [Line Items]
Average Annual Return, Percent	4.30%		(0.04%)	(0.42%)
Without Sales Load [Member] | C000220843
Average Annual Return [Line Items]
Average Annual Return, Percent	4.10%		(0.25%)	(0.62%)
Without Sales Load [Member] | C000193764
Average Annual Return [Line Items]
Average Annual Return, Percent	22.92%		9.62%				11.81%
Without Sales Load [Member] | C000193765
Average Annual Return [Line Items]
Average Annual Return, Percent	22.12%		8.77%				10.97%
Without Sales Load [Member] | C000193766
Average Annual Return [Line Items]
Average Annual Return, Percent	23.21%		9.86%				12.07%
Without Sales Load [Member] | C000193767
Average Annual Return [Line Items]
Average Annual Return, Percent	22.94%		9.63%				11.84%
Without Sales Load [Member] | C000219892
Average Annual Return [Line Items]
Average Annual Return, Percent	38.86%		(0.15%)		11.25%
Without Sales Load [Member] | C000219893
Average Annual Return [Line Items]
Average Annual Return, Percent	37.81%		(0.92%)		10.42%
Without Sales Load [Member] | C000219894
Average Annual Return [Line Items]
Average Annual Return, Percent	39.13%		0.09%		11.51%
Without Sales Load [Member] | C000219891
Average Annual Return [Line Items]
Average Annual Return, Percent	38.90%		(0.12%)		11.27%
Without Sales Load [Member] | C000080457
Average Annual Return [Line Items]
Average Annual Return, Percent	39.60%		4.18%					14.91%
Without Sales Load [Member] | C000080458
Average Annual Return [Line Items]
Average Annual Return, Percent	38.55%		3.39%					14.05%
Without Sales Load [Member] | C000080459
Average Annual Return [Line Items]
Average Annual Return, Percent	39.95%		4.43%					15.20%
Without Sales Load [Member] | C000065340
Average Annual Return [Line Items]
Average Annual Return, Percent	39.66%		4.22%					14.97%
Without Sales Load [Member] | C000121707
Average Annual Return [Line Items]
Average Annual Return, Percent	71.30%		6.50%					14.52%
Without Sales Load [Member] | C000121708
Average Annual Return [Line Items]
Average Annual Return, Percent	70.02%		5.70%					13.66%
Without Sales Load [Member] | C000121710
Average Annual Return [Line Items]
Average Annual Return, Percent	71.76%		6.77%					14.82%
Without Sales Load [Member] | C000121709
Average Annual Return [Line Items]
Average Annual Return, Percent	71.36%		6.55%					14.59%
Without Sales Load [Member] | C000236480
Average Annual Return [Line Items]
Average Annual Return, Percent	17.71%	16.54%
Without Sales Load [Member] | C000236481
Average Annual Return [Line Items]
Average Annual Return, Percent	16.85%	15.71%
Without Sales Load [Member] | C000236482
Average Annual Return [Line Items]
Average Annual Return, Percent	18.01%	16.83%
Without Sales Load [Member] | C000236479
Average Annual Return [Line Items]
Average Annual Return, Percent	17.74%	16.62%
Without Sales Load [Member] | C000202730
Average Annual Return [Line Items]
Average Annual Return, Percent	3.21%		1.72%					1.79%
Without Sales Load [Member] | C000202731
Average Annual Return [Line Items]
Average Annual Return, Percent	2.47%		0.98%			1.62%
Without Sales Load [Member] | C000202732
Average Annual Return [Line Items]
Average Annual Return, Percent	3.57%		1.99%					1.96%
Without Sales Load [Member] | C000202733
Average Annual Return [Line Items]
Average Annual Return, Percent	3.37%		1.78%			2.43%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%		0.08%					1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%		0.08%					1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%		0.08%					1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%		0.08%					1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%		0.08%	(0.24%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%		0.08%	(0.24%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%		0.08%	(0.24%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%		0.08%	(0.24%)
Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return, Percent	37.65%		5.85%				9.84%
Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return, Percent	37.65%		5.85%				9.84%
Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return, Percent	37.65%		5.85%				9.84%
Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return, Percent	37.65%		5.85%				9.84%
Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return, Percent	37.65%		5.85%		14.36%
Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return, Percent	37.65%		5.85%		14.36%
Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return, Percent	37.65%		5.85%		14.36%
Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return, Percent	37.65%		5.85%		14.36%
Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return, Percent	37.65%		5.85%					11.57%
Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return, Percent	37.65%		5.85%					11.57%
Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return, Percent	37.65%		5.85%					11.57%
Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return, Percent	37.65%		5.85%					11.57%
Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return, Percent	37.65%		5.85%					11.57%
Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return, Percent	37.65%		5.85%					11.57%
Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return, Percent	37.65%		5.85%					11.57%
Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return, Percent	37.65%		5.85%					11.57%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%	20.36%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%	20.36%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%	20.36%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%	20.36%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%		0.08%					1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%		0.08%			2.05%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%		0.08%					1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%		0.08%			2.05%
Bloomberg Mid Cap/Intermediate U.S. Aggregate 50/50 TR Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index
Average Annual Return, Percent	11.82%		4.84%					7.18%
Bloomberg Mid Cap/Intermediate U.S. Aggregate 50/50 TR Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index
Average Annual Return, Percent	11.82%		4.84%					7.18%
Bloomberg Mid Cap/Intermediate U.S. Aggregate 50/50 TR Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index
Average Annual Return, Percent	11.82%		4.84%					7.18%
Bloomberg Mid Cap/Intermediate U.S. Aggregate 50/50 TR Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index
Average Annual Return, Percent	11.82%		4.84%					7.18%
Bloomberg US Mid Cap USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Mid Cap Total Return Index
Average Annual Return, Percent	20.22%		8.27%				11.43%
Bloomberg US Mid Cap USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Mid Cap Total Return Index
Average Annual Return, Percent	20.22%		8.27%				11.43%
Bloomberg US Mid Cap USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Mid Cap Total Return Index
Average Annual Return, Percent	20.22%		8.27%				11.43%
Bloomberg US Mid Cap USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Mid Cap Total Return Index
Average Annual Return, Percent	20.22%		8.27%				11.43%
Bloomberg US 2500 Technology Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 2500 Technology Total Return Index
Average Annual Return, Percent	64.06%		11.65%		17.44%
Bloomberg US 2500 Technology Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 2500 Technology Total Return Index
Average Annual Return, Percent	64.06%		11.65%		17.44%
Bloomberg US 2500 Technology Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 2500 Technology Total Return Index
Average Annual Return, Percent	64.06%		11.65%		17.44%
Bloomberg US 2500 Technology Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 2500 Technology Total Return Index
Average Annual Return, Percent	64.06%		11.65%		17.44%
Bloomberg US BMID Growth (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Mid Cap Growth Total Return Index
Average Annual Return, Percent	16.40%		6.72%					12.57%
Bloomberg US BMID Growth (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Mid Cap Growth Total Return Index
Average Annual Return, Percent	16.40%		6.72%					12.57%
Bloomberg US BMID Growth (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Mid Cap Growth Total Return Index
Average Annual Return, Percent	16.40%		6.72%					12.57%
Bloomberg US BMID Growth (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Mid Cap Growth Total Return Index
Average Annual Return, Percent	16.40%		6.72%					12.57%
S&P Biotechnology Select Industry Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Biotechnology Select Industry Index
Average Annual Return, Percent	92.00%		3.45%					11.59%
S&P Biotechnology Select Industry Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Biotechnology Select Industry Index
Average Annual Return, Percent	92.00%		3.45%					11.59%
S&P Biotechnology Select Industry Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Biotechnology Select Industry Index
Average Annual Return, Percent	92.00%		3.45%					11.59%
S&P Biotechnology Select Industry Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Biotechnology Select Industry Index
Average Annual Return, Percent	92.00%		3.45%					11.59%
Bloomberg 1-5 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Government/Credit Index
Average Annual Return, Percent	3.00%		1.73%					1.96%
Bloomberg 1-5 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Government/Credit Index
Average Annual Return, Percent	3.00%		1.73%			2.48%
Bloomberg 1-5 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Government/Credit Index
Average Annual Return, Percent	3.00%		1.73%					1.96%
Bloomberg 1-5 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Government/Credit Index
Average Annual Return, Percent	3.00%		1.73%			2.48%